Earnings Per Share (Details) - shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Stock options
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	939	265,694	1,315
Treasury stock method
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	274,398	16,562	589,658
PSU and RSU
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	95,134	0